Shares	12 Months Ended
Dec. 31, 2023
Shares
Shares

Note 15. Shares

Since March 2018, SEKETT AB is a wholly owned, non-active, subsidiary to AB Svensk Exportkredit with a share capital of Skr 50 thousand.

Shares in subsidiaries

	December 31, 2023		December 31, 2022
Skr mn	Book value	Number of shares	Book value	Number of shares
SEKETT AB (reg. no 559132-9668)	0	50	0	50